Stock-Based Compensation (Details 2)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Stock Based Compensation [Line Items]
Expected volatility - Low	73.03%	73.78%	72.16%	76.49%
Expected volatility - High	74.03%	76.49%	76.49%	127.83%
Expected dividends - Low	0.00%	0.00%	0.00%	0.00%
Expected dividends - High	0.00%	0.00%	0.00%	0.00%
Risk free rate - Low	1.16%	0.55%	0.55%	0.56%
Risk free rate - High	2.52%	2.45%	2.83%	1.95%
Minimum [Member]
Stock Based Compensation [Line Items]
Expected term (in years)	3 years 8 months 23 days	3 years 8 months 23 days	3 years 8 months 23 days	3 years 8 months 23 days
Maximum [Member]
Stock Based Compensation [Line Items]
Expected term (in years)	9 years 1 month 10 days	9 years 8 months 12 days	9 years 8 months 12 days	9 years 11 months 19 days